PLANT AND EQUIPMENT, NET (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Buildings and Improvements Gross Collateral To Bank Loan	196,066	191,729
Depreciation	21,832	22,262	12,803
Interest Costs Capitalized	0	0	678